Condensed Financial Information of the Parent Company (Details) - Schedule of parent company income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Other income:
Equity in earnings of subsidiaries	$ 147,174	$ 1,738,123	$ 512,541
Income before income tax expense	147,174	1,738,123	512,541
Income tax expense
Net income	147,174	1,738,123	512,541
Other comprehensive income:
Foreign currency translation (loss) income, net of nil income taxes	397,110	(192,550)	(187,105)
Total comprehensive income	$ 544,284	$ 1,545,573	$ 325,436